Supplementary Financial Statement Information (Principal Customers) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Revenue, Major Customer [Line Items]
Percent of revenue threshold to be considered a principal customer	10.00%
Percent of trade reveivables threshold to be considered notable	10.00%
Anonymous Customer One [Member]
Revenue, Major Customer [Line Items]
Percent of total revenues represented by customer	14.30%	21.80%
Anonymous Customer Two [Member]
Revenue, Major Customer [Line Items]
Percent of total revenues represented by customer	11.70%
Three Anonymous Customers [Member] | Minimum [Member]
Revenue, Major Customer [Line Items]
Percent of total trade receivables represented by customer	10.00%